Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings
Evolution of the Group's borrowings as December 31, 2019 and 2018 is as follow:

	2019	2018
Amount at the beginning of the year	862,116	817,958
Proceeds from long term borrowings	108,271	45,536
Payments of long term borrowings	(101,826)	(124,349)
Proceeds from short term borrowings	193,977	318,108
Payments of short term borrowings	(127,855)	(190,630)
Payments of interest (1)	(55,195)	(47,401)
Accrued interest	56,943	61,186
Acquisition of subsidiaries	12,823	—
Exchange differences, inflation and translation, net	3,618	(19,506)
Others	15,408	1,214
Amount at the end of the year	968,280	862,116

(1) Excludes payment of interest related to trade and other payables.
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2019			2018
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	54.2	13.4	18.8	November 2022	2.94% minus 15% of performance bonus
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	6.5	1.6	3.1	December 2022	2.50%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	66.3	16.5	38.0	January 2023	6.83%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	83.7	20.8	28.6	January 2023	3.75%
ING Bank N.V. (5)	October 2018	US$	75.0		—	75.0	75.0	October 2023	6.33%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	400.0		—	99.2	—	November 2027	3,8% + IPCA

(1)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(2)	Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; and (iii) liens over the Ivinhema mill and equipment.

(3)
Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) a first degree mortgage of the Sapálio farm; (iii) liens over the Ivinhema mill and equipment; and (iv) long term power purchase agreements (PPA).

(4)	Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.

(5)	Collateralized by sales contracts.
The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2019	2018
		(In millions)	(In millions)	(In millions)
IFC Tranche A (1)	2016	USD 25	18.18	22.70	September 2023	4.3% per annum
IFC Tranche B (1)	2016	USD 25	14.29	21.40	September 2021	4% plus LIBOR
Rabobank (2)	2018	USD 50	50.00	50.00	June 2024	3% plus LIBOR

(1) Collateralized by a US$ 113 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.

(2) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Bañado del Salado S.A.

	2019	2018
Non-current
Senior Notes	496,564	496,118
Bank borrowings	283,638	221,971
Obligations under finance leases	—	395
	780,202	718,484
Current
Senior Notes	8,250	8,250
Bank overdrafts	27	2,320
Bank borrowings	179,801	132,862
Obligations under finance leases	—	200
	188,078	143,632
Total borrowings	968,280	862,116
The maturity of the Group's borrowings (excluding obligations under finance leases) and the Group's exposure to fixed and variable interest rates is as follows:

	2019	2018
Fixed rate:
Less than 1 year	120,154	105,708
Between 1 and 2 years	46,247	16,287
Between 2 and 3 years	55,453	25,704
Between 3 and 4 years	40,725	43,507
Between 4 and 5 years	10,331	26,415
More than 5 years	595,550	505,456
	868,460	723,077
Variable rate:
Less than 1 year	67,924	37,724
Between 1 and 2 years	20,007	17,278
Between 2 and 3 years	7,197	29,861
Between 3 and 4 years	4,692	22,886
Between 4 and 5 years	—	18,251
More than 5 years	—	12,444
	99,820	138,444
	968,280	861,521